                     TT INTERNATIONAL INVESTMENT MANAGEMENT

                               TT EAFE Mutual Fund

                       SEMI-ANNUAL REPORT June 29, 2001

                             [TT INTERNATIONAL LOGO]

TABLE OF CONTENTS

      To Our Shareholders                            1

      TT EAFE MUTUAL FUND

      Statement of Assets and Liabilities            2

      Statement of Operations                        3

      Statement of Changes in Net Assets             4

      Financial Highlights                           5

      Notes to Financial Statements                6-7

      TT EAFE PORTFOLIO

      Schedule of Investments                     8-11

      Statement of Assets and Liabilities           12

      Statement of Operations                       13

      Statement of Changes in Net Assets            14

      Notes to Financial Statements              15-18

TO OUR SHAREHOLDERS

Dear Fellow Shareholder,

The first complete half year for the TT EAFE Mutual Fund has been one in which global equity markets have been driven by fears of a sharp slowdown in the US economy (as well as hopes for a swift recovery) and the knock-on effects to corporate earnings. This has been accompanied by strength of the US dollar against the other major currencies. We expect the rapid and aggressive monetary easing, which we have already seen, eventually to lead the global economy away from recession and to underpin equity markets. However, so far this year markets have focused far greater attention on the earnings cycle than on the effects of monetary easing. The Portfolio and the Fund have suffered with the markets, with the latter falling 18.51% in the first six months although in the last three months it has managed to steady itself, falling only 1.47%.

Markets continue to be volatile, and in the absence of a clear pick up in the earnings trend, navigating a steady course over the coming months will remain difficult. That said, we are confident that economies will begin to recover toward the end of the year, and we intend to ride out the current turbulence while positioning the Portfolio and the Fund to capture the eventual upturn.

I thank you for your continued support.

Sincerely,


/s/ David Burnett

DAVID BURNETT
President

TT EAFE Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
SIX MONTHS ENDED JUNE 29, 2001 (UNAUDITED)

                                                                                                      US$
----------------------------------------------------------------------------------------------------------
ASSETS:
Investment in TT EAFE Portfolio ("Portfolio"), at value                                        70,149,049
Receivable from Advisor                                                                            27,275
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                   70,176,324
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment advisory fees                                                               16,634
Accrued expenses and other liabilities                                                             86,439
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 103,073
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     70,073,251
----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                                                80,969,097
Undistributed net investment income                                                               128,817
Accumulated net realized loss on investments                                                  (10,988,043)
Net unrealized depreciation                                                                       (36,620)
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     70,073,251
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                       9,041,910
----------------------------------------------------------------------------------------------------------
Net asset value per share (offering and redemption price)                                            7.75
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 29, 2001 (UNAUDITED)

                                                                                                      US$
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest*                                                                                          49,389
Dividends*^                                                                                       523,637
Expenses*                                                                                        (238,353)
----------------------------------------------------------------------------------------------------------
                                                                                                  334,673
----------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                                          141,695
Legal services                                                                                     38,940
Blue sky expense                                                                                   27,618
Transfer agent fees                                                                                14,794
Administration fees                                                                                14,794
SEC fees                                                                                           13,019
Trustees' fees and expenses                                                                        10,192
Custodian fees                                                                                      7,891
Audit services                                                                                      7,398
Printing and postage expense                                                                        7,398
Other expenses                                                                                        495
----------------------------------------------------------------------------------------------------------
Total expenses                                                                                    284,234
Less expense waiver and/or reimbursement                                                         (167,082)
----------------------------------------------------------------------------------------------------------
Net expenses                                                                                      117,152
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             217,521
----------------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investments*                                                                                  (11,148,437)
Options*                                                                                          146,961
Foreign currency transactions and forward foreign currency exchange contracts*                     33,208
----------------------------------------------------------------------------------------------------------
                                                                                              (10,968,268)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on:
Investments*                                                                                   (2,269,563)
Foreign currency transactions and forward foreign currency exchange contracts*                    528,282
----------------------------------------------------------------------------------------------------------
                                                                                               (1,741,281)
----------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                                       (12,709,549)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          (12,492,028)
----------------------------------------------------------------------------------------------------------
^Net of foreign taxes withheld                                                                     67,592
----------------------------------------------------------------------------------------------------------

*Allocated from TT EAFE Portfolio

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                         JUNE 29, 2001        PERIOD ENDED
                                                                           (UNAUDITED)  DECEMBER 31, 2000*
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         217,521              27,167
Net realized loss on investments                                          (10,968,268)           (106,202)
Net change in net unrealized appreciation (depreciation)                   (1,741,281)          1,704,661
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (12,492,028)          1,625,626
----------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
Net Investment Income                                                               -             (29,444)
----------------------------------------------------------------------------------------------------------

Total dividends                                                                     -             (29,444)
----------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold                                              20,228,954          61,188,634
Shares issued on reinvestment of dividends                                          -              29,390
Cost of shares redeemed                                                      (577,881)                  -
----------------------------------------------------------------------------------------------------------
Net increase in net assets                                                 19,651,073          61,218,024
----------------------------------------------------------------------------------------------------------
Total increase in net assets                                                7,159,045          62,814,206
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                        62,914,206             100,000
----------------------------------------------------------------------------------------------------------
End of period*                                                             70,073,251          62,914,206
----------------------------------------------------------------------------------------------------------
*Including undistributed (distributions in excess of net
 investment income of                                                         128,817             (88,704)
----------------------------------------------------------------------------------------------------------

CHANGES IN SHARES OUTSTANDING:
Beginning shares outstanding                                                6,612,228              10,000
Shares sold                                                                 2,503,074           6,599,064
Shares issued on reinvestment of dividends                                          -               3,164
Shares redeemed                                                               (73,392)                  -
----------------------------------------------------------------------------------------------------------
                                                                            9,041,910           6,512,228
----------------------------------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of operations) to December 31, 2000.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                               SIX MONTHS ENDED                 FOR THE
                                                  JUNE 29, 2001            PERIOD ENDED
                                                    (UNAUDITED)    DECEMBER 31, 2000***
                                                            US$                     US$
---------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                  9.51                   10.00
---------------------------------------------------------------------------------------
Net investment income                                  0.03(1)                 0.03(1)
Net realized and unrealized depreciation              (1.79)                  (0.52)(2)
---------------------------------------------------------------------------------------
Total from investment operations                      (1.76)                  (0.49)
---------------------------------------------------------------------------------------
Dividends from net investment income                      -                       -**
---------------------------------------------------------------------------------------
Total distributions                                       -                       -
---------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                        7.75                    9.51
---------------------------------------------------------------------------------------
TOTAL RETURN                                         (18.51)%+^               (4.85)%+^

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                        70,073               62,914
Gross Expenses (to average daily net assets)                   1.71%*               5.36%*
Net Expenses (to average daily net assets)                     1.16%*               1.20%*
Net Investment Income (to average daily net assets)            0.71%*               1.31%*

For the period from October 2, 2000 (commencement of operations) through May 31, 2001, the investment adviser voluntarily agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbersment would not exceed, on a per anum basis, 1.20% of the Fund's daily net assets.

For the period from June 1, 2001 through June 29, 2001, the investment adviser voluntarily agreed not to impose its advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.00% of the Fund's daily net assets.

If this voluntary action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) (to average daily net assets)    0.16%*    (2.85)%*
Net investment income (loss) per share                        0.01      (0.07)

(1)Computed using average shares outstanding for the period.
(2)The amount shown per share does not correspond with the aggregate net realized and unrealized gain (loss) for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the Fund's investments.
+  Total return would have been lower in the absence of expense waivers.
^  Not annualized.
*  Annualized.
** Distribution rounds to less than $.01 per share.
***For the period from October 2, 2000 (commencement of operations) through December 31, 2000.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
       TT EAFE Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000. The Fund commenced operations on October 2, 2000. The Fund's initial investment of $100,000 was made on September 26, 2000.

       The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management is the Portfolio's investment manager (the "Portfolio Manager").

       The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       1. SECURITY VALUATION
          The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (47.4% at June 29, 2001). The method by which the Portfolio values its securities is discussed in
          Note 1 of the Portfolio's Notes to the financial statements, which are included elsewhere in this report.

       2. SECURITIES TRANSACTIONS AND INCOME RECOGNITION
          The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Portfolio.

       3. FEDERAL INCOME TAXES
          The Fund is treated as a separate entity for U.S. federal income tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 29, 2001.

       4. DISTRIBUTIONS TO SHAREHOLDERS
          Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares.

          Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

          Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions, and foreign taxes.

       5. EXPENSES
          Pursuant to a Management Agreement with the Feeder Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Fund's assets. For the period from January 1, 2001 through May 31, 2001, the Feeder Trust paid monthly to TTI for its advisory services a management fee from the assets of the Fund at an annual rate equal to 0.50% of the Fund's average daily net assets. As of June 1, 2001, the Feeder Trust pays monthly to TTI for its advisory services a management fee from the assets of the Fund at an annual rate equal to 0.30% of the Fund's average daily net assets.

          In addition to amounts payable under a Management Agreement between the Feeder Trust and TTI, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TTI or the Fund's Distributor (as defined below), government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

       6. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
          For the period from October 2, 2000 (commencement of operations) through May 31, 2001, TTI contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses would not exceed, on a per annum basis, 1.20% of its average daily net assets. For the period from June 1, 2001 until December 31, 2001, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets.

          First Fund Distributors, Inc. (the Distributor), serves as the Funds' distributor. The Fund does not pay the Distributor a fee for distribution services or for services provided to shareholders.

    B. CAPITAL SHARE TRANSACTIONS
       As of June 29, 2001, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

    C. FEDERAL TAX INFORMATION
       At June 29, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amount:

       YEAR OF EXPIRATION                                          AMOUNT
       ------------------------------------------------------------------
       2008                                                          $444

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 29, 2001 (UNAUDITED)

                                       VALUE (NOTE 1)
COMMON STOCKS - 89.45%           SHARES          US$
----------------------------------------------------
AUSTRALIA - 1.28%
BANKS - 0.54%
Commonwealth Bank of Australia   45,650     792,959
----------------------------------------------------
MEDIA - 0.26%
News Corporation, Limited        41,882     383,865
----------------------------------------------------
MINING - 0.46%
BHP Billiton, Limited            61,066     322,728
BHP Billiton, Limited - Bonus    65,041     352,334
----------------------------------------------------
                                            675,062
----------------------------------------------------
TOTAL AUSTRALIA                           1,851,886
----------------------------------------------------
BELGIUM - 2.32%
BANKS - 1.39%
Dexia                           129,870   2,049,647
----------------------------------------------------
DIVERSIFIED FINANCIALS - 0.93%
Groupe Bruxelles Lambert SA      24,584   1,379,438
----------------------------------------------------
TOTAL BELGIUM                             3,429,085
----------------------------------------------------
DENMARK - 2.26%
PHARMACEUTICALS - 2.26%
Novo Nordisk A/S - Class B       75,459   3,341,475
----------------------------------------------------
TOTAL DENMARK                             3,341,475
----------------------------------------------------
FRANCE - 10.83%
BANKS - 2.22%
BNP Paribas                      37,673   3,282,577
----------------------------------------------------
HOTELS RESTAURANTS & LEISURE - 1.02%
Accor SA                         35,557   1,502,386
----------------------------------------------------
MEDIA - 0.69%
Lagardere Groupe                 21,732   1,024,155
----------------------------------------------------
MULTIPLE UTILITIES - 0.91%
Vivendi Universal                23,018   1,343,268
----------------------------------------------------
PHARMACEUTICALS - 4.51%
Aventis SA                       83,553   6,678,291
----------------------------------------------------
WATER COMPANIES  1.48%
Suez SA                          68,011   2,190,553
----------------------------------------------------
TOTAL FRANCE                             16,021,230
----------------------------------------------------
GERMANY - 8.10%
BANKS - 2.18%
Dresdner Bank AG                 70,582   3,218,603
----------------------------------------------------
INSURANCE - 1.97%
Ergo Versicherungs Gruppe AG     20,041   2,913,232
----------------------------------------------------
PHARMACEUTICALS - 1.77%
Merck KGaA                       74,467   2,619,414
----------------------------------------------------
SOFTWARE - 2.18%
SAP AG                           23,266   3,232,352
----------------------------------------------------
TOTAL GERMANY                            11,983,601
----------------------------------------------------
HONG KONG - 2.90%
DIVERSIFIED FINANCIALS - 0.12%
Hutchison Whampoa, Limited       18,000     181,733
----------------------------------------------------
MEDIA - 0.38%
Television Broadcasts, Limited  132,000     555,086
----------------------------------------------------
REAL ESTATE - 1.86%
Cheung Kong Holdings, Limited   187,000   2,037,851
Sun Hung Kai Properties, Limited 79,000     711,513
----------------------------------------------------
                                          2,749,364
----------------------------------------------------
ROAD & RAIL - 0.14%
MTR Corp.                       123,000     210,527
----------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.40%
China Mobil (Hong Kong) New #   113,000     596,877
----------------------------------------------------
TOTAL HONG KONG                           4,293,587
----------------------------------------------------
IRELAND - 2.13%
PHARMACEUTICALS - 2.13%
Elan Corp PLC ADR #              51,734   3,155,774
----------------------------------------------------
TOTAL IRELAND                             3,155,774
----------------------------------------------------

                                     VALUE (NOTE 1)
COMMON STOCKS (continued)        SHARES         US$
----------------------------------------------------
ITALY - 8.60%
AUTOMOBILES - 1.29%
Fiat Spa                         97,150   1,902,158
----------------------------------------------------
BANKS - 1.94%
IntesaBCI Spa                   812,750   2,872,665
----------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 0.95%
Telecom Italia Spa              156,114   1,402,622
----------------------------------------------------
INSURANCE - 1.57%
Assicurazione Generali           77,400   2,328,951
----------------------------------------------------
OIL & GAS - 2.85%
Eni Spa                         345,567   4,217,818
----------------------------------------------------
TOTAL ITALY                              12,724,214
----------------------------------------------------

JAPAN - 26.06%
AIR FREIGHT & COURIERS  1.02%
Yamato Transport Co., Limited    72,000   1,509,682
----------------------------------------------------
AUTOMOBILES - 1.66%
Nissan Motor Co., Limited       356,000   2,457,717
----------------------------------------------------
BANKS - 1.64%
Mizuho Holdings Inc.                192     892,916
The Sumitomo Bank, Limited      185,000   1,527,878
----------------------------------------------------
                                          2,420,794
----------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 0.27%
Toyo Suisan Kaisha, Limited      38,000     393,969
----------------------------------------------------
COMMERCIAL SERVICES - 1.68%
Mitsubishi Corporation          215,000   1,732,556
Toppan Printing Co., Limited     73,000     750,987
----------------------------------------------------
                                          2,483,543
----------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.31%
Nippon Comsys Corp.              34,000     460,731
----------------------------------------------------
DIVERSIFIED FINANCIALS - 1.49%
Promise Co., Limited             15,600   1,285,875
Takefuji Corporation             10,100     917,556
----------------------------------------------------
                                          2,203,431
----------------------------------------------------
ELECTRIC UTILITIES - 2.09%
Chubu Electric Power Co. Inc.    96,100   2,041,971
Tokyo Electric Power Co. Inc.    40,400   1,046,320
----------------------------------------------------
                                          3,088,291
----------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.59%
Anritsu Corp.                    25,000     377,862
Mabuchi Motor Corp.              11,900   1,219,436
NEC Corp.                        56,000     756,605
----------------------------------------------------
                                          2,353,903
----------------------------------------------------
ELECTRONICS - 1.03%
Sony Corp.                       23,200   1,525,398
----------------------------------------------------
ENTERTAINMENT & LEISURE - 1.38%
Nintendo Corp, Limited           11,200   2,038,568
----------------------------------------------------
HOUSEHOLD DURABLES - 1.49%
Matsushita Electric Works        86,000     994,366
Sekisui Chemical Co., Limited   293,000   1,212,258
----------------------------------------------------
                                          2,206,624
----------------------------------------------------
INDUSTRIAL - DIVERSIFIED - 0.36%
Kawasaki Heavy Industries,
Limited #                       322,000     531,880
----------------------------------------------------
MEDIA - 0.53%
Fuji Television Network Inc.        137     787,628
----------------------------------------------------
METALS - 0.71%
Kawasaki Steel Corporation      216,000     256,327
Tostem Corporation               48,000     789,000
----------------------------------------------------
                                          1,045,327
----------------------------------------------------
OFFICE ELECTRONICS - 1.81%
Canon Inc.                       30,000   1,212,363
Ricoh Co., Limited               68,000   1,466,706
----------------------------------------------------
                                          2,679,069
----------------------------------------------------
PHARMACEUTICALS - 0.94%
Shionogi & Co., Limited          67,000   1,396,782
----------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES - 0.62%
Olympus Optical Co., Limited     57,000     913,168
----------------------------------------------------

                                     VALUE (NOTE 1)
COMMON STOCKS (continued)        SHARES         US$
----------------------------------------------------
JAPAN (continued)
----------------------------------------------------
REAL ESTATE - 0.65%
Mitsubishi Estate Co., Limited  105,000     965,685
----------------------------------------------------

RETAILERS - 1.02%
Fast Retailing Co., Limited       1,600     278,395
Mitsukoshi, Limited             117,146     485,629
Seven Eleven Japan Co., Limited. 19,000     741,931
----------------------------------------------------
                                          1,505,955
----------------------------------------------------
ROAD & RAIL - 0.53%
Central Japan Railway Co.           127     789,199
----------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.17%
Yokogawa Electric Corporation    29,000     258,109
----------------------------------------------------
SOFTWARE - 0.16%
Alpha Systems, Inc.                  20       1,206
Capcom Co., Limited               7,000     242,473
----------------------------------------------------
                                            243,679
----------------------------------------------------
TEXTILES, CLOTHING & FABRICS - 0.55%
Teijin Limited                  145,000     815,016
----------------------------------------------------
TRANSPORTATION - 1.33%
Tokyu Corporation               289,000   1,575,744
West Japan Railway Co.               73     395,686
----------------------------------------------------
                                          1,971,430
----------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 1.03%
NTT Docomo Inc.                      88   1,531,171
----------------------------------------------------
TOTAL JAPAN                              38,576,749
----------------------------------------------------
NETHERLANDS - 1.89%
HOUSEHOLD DURABLES  1.03%
Royal Philips Electronics NV     57,379   1,522,747
----------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.86%
ASM Lithography Holding NV #     56,844   1,276,318
----------------------------------------------------
TOTAL NETHERLANDS                         2,799,065
----------------------------------------------------
SOUTH KOREA - 1.10%
----------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.10%
Samsung Electronics - GDR 144A   11,020   1,626,943
----------------------------------------------------
TOTAL SOUTH KOREA                         1,626,943
----------------------------------------------------
SPAIN - 0.79%
DIVERSIFIED TELECOMMUNICATIONS  0.79%
Telefonica SA #                  95,135   1,174,071
----------------------------------------------------
TOTAL SPAIN                               1,174,071
----------------------------------------------------
SWITZERLAND - 2.52%
BANKS - 2.52%
UBS AG                           25,986   3,726,759
----------------------------------------------------
TOTAL SWITZERLAND                         3,726,759
----------------------------------------------------
UNITED KINGDOM - 18.69%
BANKS - 4.25%
Halifax PLC                     187,129   2,163,398
Lloyds TSB Group PLC            132,177   1,322,682
Royal Bank of Scotland Group PLC126,313   2,783,825
Standard Chartered PLC            1,697      21,743
----------------------------------------------------
                                          6,291,648
----------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.00%
BAA PLC                         160,167   1,486,766
----------------------------------------------------
DIVERSIFIED FINANCIALS - 2.45%
Amvesco PLC                     209,060   3,631,310
----------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 4.65%
British Telecommunications PLC  916,268   5,760,394
British Telecommunications PLC #190,325   1,124,269
----------------------------------------------------
                                          6,884,663
----------------------------------------------------
FOOD & DRUG RETAILING - 1.65%
J Sainsbury PLC                 390,563   2,434,809
----------------------------------------------------
OIL & GAS - 0.79%
Shell Transport & Trading       141,305   1,174,541
----------------------------------------------------

                                     VALUE (NOTE 1)
COMMON STOCKS (continued)        SHARES         US$
----------------------------------------------------
UNITED KINGDOM (continued)
----------------------------------------------------
PHARMACEUTICALS - 2.48%
Celltech PLC #                   43,909     739,836
GlaxoSmithKline PLC             104,102   2,928,285
----------------------------------------------------
                                          3,668,121
----------------------------------------------------
RETAILERS - 1.42%
Marks & Spencer PLC             571,941   2,107,545
----------------------------------------------------
TOTAL UNITED KINGDOM                     27,679,403
----------------------------------------------------
TOTAL COMMON STOCKS
(cost $136,904,643)                     132,383,842
----------------------------------------------------

TOTAL INVESTMENTS - 89.45%
(COST $136,904,643)                     132,383,842
OTHER ASSETS
IN EXCESS OF LIABILITIES - 10.55%        15,611,008
----------------------------------------------------
TOTAL NET ASSETS 100.00%                147,994,850
----------------------------------------------------

#   Non-income producing security.
ADR American Depository Receipt.
GDR Global Depository Receipt.

STATEMENT OF ASSETS AND LIABILITIES
SIX MONTHS ENDED JUNE 29, 2001 (UNAUDITED)

                                                                               US$
-----------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                                 132,383,842
Cash                                                                    11,034,196
Foreign currency**                                                       3,752,258
Receivable for open forward foreign currency exchange contracts            580,806
Receivable for investments sold                                          1,979,688
Dividends and interest receivable                                          360,731
Recoverable foreign taxes                                                  140,622
-----------------------------------------------------------------------------------
Total assets                                                           150,232,143
-----------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                        2,112,342
Payable for investment advisory fees                                        58,721
Accrued expenses and other liabilities                                      66,230
-----------------------------------------------------------------------------------
Total liabilities                                                        2,237,293
-----------------------------------------------------------------------------------
NET ASSETS                                                             147,994,850
-----------------------------------------------------------------------------------
* Cost of Investments                                                  136,904,643
-----------------------------------------------------------------------------------
** Cost of Foreign Currency                                               3,770,543
-----------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 29, 2001 (UNAUDITED)

                                                                                          US$
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                       117,112
Dividend income*                                                                    1,190,671
----------------------------------------------------------------------------------------------
Total income                                                                        1,307,783
----------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee                                                               365,399
Accounting and custody fees                                                           127,685
Administration fees                                                                    29,588
Trustees' fees and expenses                                                            12,784
Audit fees                                                                             11,342
Other expenses                                                                         22,363
----------------------------------------------------------------------------------------------
Total expenses                                                                        569,161
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 738,622
----------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on:
Investment security transactions                                                  (25,914,798)
Options                                                                               379,730
Foreign currency transactions and forward foreign currency exchange contracts          83,413
----------------------------------------------------------------------------------------------
                                                                                  (25,451,655)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                              (7,282,665)
Foreign currency transactions and forward foreign currency exchange contracts       1,224,675
----------------------------------------------------------------------------------------------
                                                                                   (6,057,990)
----------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                           (31,509,645)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              (30,771,023)
----------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                       153,185
----------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                             JUNE 29, 2001             PERIOD ENDED
                                                                                (UNAUDITED)       DECEMBER 31, 2000*
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         738,622                       99,951
Net realized loss                                                         (25,451,655)                  (3,721,629)
Net change in unrealized appreciation/(depreciation)                       (6,057,990)                     302,547
-------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                      (30,771,023)                  (3,319,131)
-------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Contributions                                                              30,453,296                  164,769,982
Withdrawals                                                               (13,138,274)                           -
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions                       17,315,022                  164,769,982
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (13,456,001)                 161,450,851
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                       161,450,851                            -
-------------------------------------------------------------------------------------------------------------------
End of period                                                             147,994,850                  161,450,851
-------------------------------------------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of operations) to December 31, 2000.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
       TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on October 2, 2000 with the transfer of $93,281,575 in securities at value, with cost of $91,184,786, from the LKCM International Fund, of the LKCM Funds. The LKCM Fund holds 52.6% of the Portfolio at June 29, 2001.

       The following is a summary of significant accounting policies which are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

       1. SECURITY VALUATION
          The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

       2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
          Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

       3. FEDERAL INCOME TAXES
          The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

          It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

       4. FOREIGN SECURITIES
          Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

          Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

       5. FOREIGN CURRENCY TRANSLATION
          For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

          As of June 29, 2001, the Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                                                        GROSS UNREALIZED
   CURRENCY AND                  FOREIGN CURRENCY           U.S. DOLLAR VALUE                GAIN/(LOSS)
   EXCHANGE DATE                       UNITS SOLD            AT JUNE 29, 2001                        US$
---------------------------------------------------------------------------------------------------------
   SALES CONTRACTS
   British Pound Sterling, 07/19/01     4,300,000                   6,043,407                    (78,810)
   Euro Dollar, 07/02/01                  200,000                     169,510                        930
   Japanese Yen, 07/11/01           2,050,000,000                  16,458,883                    624,493
   Japanese Yen, 07/25/01           1,890,000,000                  15,197,377                     33,504
---------------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON SALE CONTRACTS                                                         580,117
---------------------------------------------------------------------------------------------------------

  CROSS CURRENCY CONTRACTS
      SETTLEMENT                                                                    NET UNREALIZED
         DATE                DELIVER/UNITS OF CURRENCY     RECEIVE/IN EXCHANGE FOR    APPRECIATION
--------------------------------------------------------------------------------------------------
         7/02/0101           EUR               496,961     GBP             300,000             689
--------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON CROSS CURRENCY CONTRACTS                                             689
--------------------------------------------------------------------------------------------------

       6. FUTURES CONTRACTS
          The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

          As of June 29, 2001, there were no open long futures contracts outstanding.

       7. OPTIONS CONTRACTS
          A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolios to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

          Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

          The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

          The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised this loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

          As of June 29, 2001, there were no open options contracts outstanding.

    B. INVESTMENT ADVISORY AGREEMENT
       Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management (the "Portfolio Manager") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For the period from January 1, 2001 through May 31, 2001, the Portfolio Trust paid monthly to the Portfolio Manager from the assets of the Portfolio a management fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets. As of June 1, 2001, the Portfolio Trust pays monthly to the Portfolio Manager for its advisory services a management fee, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

    C. SECURITY TRANSACTIONS
       Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the period ended June 29, 2001, were as follows:

   COST OF PURCHASES                                                                 PROCEEDS FROM SALES
   US$                                                                                               US$
--------------------------------------------------------------------------------------------------------
   170,467,856                                                                               153,052,138

       At June 29, 2001 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                                       UNREALIZED                  UNREALIZED             NET UNREALIZED
   TAX COST                          APPRECIATION                DEPRECIATION               DEPRECIATION
   US$                                        US$                         US$                        US$
--------------------------------------------------------------------------------------------------------
   138,700,005                          3,884,020                (10,200,183)                (6,316,163)

    D. FINANCIAL HIGHLIGHTS
       The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                  SIX MONTHS
                                                                       ENDED                    FOR THE
                                                               JUNE 29, 2001               PERIOD ENDED
                                                                 (UNAUDITED)          DECEMBER 31, 2000*
--------------------------------------------------------------------------------------------------------
  Ratio of expenses                                                  0.78%+                  0.92%+
  Ratio of net investment income                                     1.01%+                  0.39%+
  Portfolio Turnover                                                  111%                     37%

* For the period October 2, 2000 (commencement of operations) through December 31, 2000.
+ Computed on an annualized basis.

                             [TT INTERNATIONAL LOGO]

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